Accounting policies - Summary of Intangible Asset Useful Economic Life (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brands
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
Exclusive license rights
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	4 years	2 years 6 months
Bottom of range | Customer databases
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Bottom of range | Marketing and data analytics know-how
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	4 years
Bottom of range | Licenses
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1 year
Bottom of range | Acquired technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Bottom of range | Internally-generated software development costs
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years	10 years
Top of range | Customer databases
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Top of range | Marketing and data analytics know-how
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Top of range | Licenses
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Top of range | Acquired technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	6 years
Top of range | Internally-generated software development costs
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years